Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 1,296	$ 1,040	$ 897
After Tax	1,024	822	709
Employee Stock
Incentive Compensation Plans Expense [Line Items]
Pretax	129	122	121
After Tax	$ 112	$ 105	$ 104